Net Income Per Share - Computation of Basic and Diluted Net Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders	¥ 1,065,945	$ 150,137	¥ 819,752	¥ 2,333,923
Denominator:
Weighted average number of ordinary shares outstanding—basic	328,523,952	328,523,952	348,048,245	368,460,867
Numerator:
Net income attributable to ordinary shareholders	¥ 1,065,945	$ 150,137	¥ 819,752	¥ 2,333,923
Interest expense associated with convertible notes reversed | ¥	73,807		46,903	44,865
Net income attributable to ordinary shareholders for calculating diluted net income per share | ¥	¥ 1,139,752		¥ 866,655	¥ 2,378,788
Denominator:
Weighted average number of ordinary shares outstanding—basic	328,523,952	328,523,952	348,048,245	368,460,867
Ordinary shares issuable upon the conversion of convertible notes using the if—converted method	28,237,965	28,237,965	42,857,143	42,857,143
Weighted average number of ordinary shares outstanding—diluted	359,820,982	359,820,982	392,756,821	414,992,716
Net income per share attributable to ordinary shareholders—diluted | ¥ / shares	¥ 3.17		¥ 2.21	¥ 5.73
Ordinary shares
Denominator:
Net income per share attributable to ordinary shareholders—basic | (per share)	3.24	$ 0.46	2.36	6.33
Denominator:
Net income per share attributable to ordinary shareholders—diluted | (per share)	¥ 3.17	$ 0.45	¥ 2.21	¥ 5.73
Stock Options
Denominator:
Ordinary shares issuable of outstanding using the treasury stock method	2,838,399	2,838,399	1,792,478	3,381,510
Restricted Share Units
Denominator:
Ordinary shares issuable of outstanding using the treasury stock method	220,666	220,666	58,955	293,196